[GRAPHIC]

COLONIAL HIGH INCOME MUNICIPAL TRUST

SEMIANNUAL REPORT

MAY 31, 2002

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

The environment for the municipal bond market has been shaped by economic events and investor uncertainties over the past six months. Although the Federal Reserve halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter suggested that the Fed could act early in 2002 to begin to raise short-term interest rates; however, they remained at a 40-year low throughout the period. Indications of more moderate economic growth in the second quarter raised the possibility that the Fed may delay action until later in the year.

The municipal bond market was one of the strongest bond market sectors for the six-month period. As cities and states face leaner times and tighter budgets, the volume of new municipal bonds increased somewhat. However, demand also increased as investors favored bonds over stocks, and that has helped support municipal bond returns.

The following report will provide you with more detailed information about the trust's performance and the strategies used by portfolio manager Maureen
G. Newman. For more information, contact your financial advisor. As always, we thank you for investing in Colonial High Income Municipal Trust and for giving us the opportunity to help you build a strong financial future.

Sincerely,


/s/ Keith T. Banks
Keith T. Banks
President
Colonial Management Associates, Inc.

Not FDIC Insured
May Lose Value
No Bank Gurantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the six-month period ended May 31, 2002, Colonial High Income Municipal Trust generated a 2.55% total return, based on net asset value. The trust outperformed its peer group, the Lipper High Yield Municipal Debt Funds Category Average, which was 2.01%. The trust performed in line with the Lehman Brothers Municipal Bond Index, which returned 2.56%. Good security selection and a focus on yield benefited the trust. The trust's leverage, investing the proceeds from the sale of preferred shares in long-term bonds and paying out a short rate, boosted its income. As a result, the income available for distribution to common shareholders was enhanced. The trust's relatively large allocation to intermediate-term bonds, which outperformed shorter-term bonds, also aided performance.

Early in the period, financial data began to indicate that the economy was poised for recovery. While there was uncertainty about how strong the economic rebound would be, interest rates rose. In this environment, we began reducing the trust's commitment to defensive issues, such as health care, which tend to perform well in a poor economy, and added cyclical securities which usually do well when economic growth picks up. In the cyclical area we invested in Cessna Citation Service Center, the aircraft division of Textron Manufacturing Company (0.2% of net assets).(1) We also established a position in Seminole Tribe Convention Center (0.2% of net assets), a Florida gaming company.

Looking ahead, we believe interest rates have the potential to stabilize or rise as the economy slowly recovers. Therefore, we expect most of the trust's total return to come from income.


/s/ Maureen G. Newman
MAUREEN G. NEWMAN

MAUREEN G. NEWMAN is the portfolio manager of Colonial High Income Municipal Trust and a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.

(1) Holdings are disclosed as of May 31, 2002 and are subject to change.

Because the trust is actively managed, there can be no guarantee that the trust will continue to maintain this quality breakdown or invest in these sectors in the future. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

[SIDENOTE]
PRICE PER SHARE AS OF 5/31/02 ($)

NAV                                   6.85
------------------------------------------
Market price                          6.78
------------------------------------------

SIX-MONTH CUMULATIVE TOTAL
RETURNS, ASSUMING REINVESTMENT
OF ALL DISTRIBUTIONS FOR THE
PERIOD ENDED 5/31/02 (%)

NAV                                   2.55
------------------------------------------
Market price                         10.25
------------------------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE

12/1/01-5/31/02 ($)                   0.25
------------------------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

TOP 10 INDUSTRY SECTORS AS OF 5/31/02 (%)

Local general obligations                         11.7
------------------------------------------------------
Hospitals                                         11.1
------------------------------------------------------
Airports                                           7.8
------------------------------------------------------
Nursing homes                                      7.8
------------------------------------------------------
Multi-family                                       6.4
------------------------------------------------------
Refunded/escrowed                                  5.8
------------------------------------------------------
State general obligations                          5.2
------------------------------------------------------
Investor owned                                     3.7
------------------------------------------------------
Assisted living/senior                             3.6
------------------------------------------------------
Congregate care retirement                         3.4
------------------------------------------------------

Sector breakdowns are calculated as a percentage of net assets representing both common shares and auction preferred shares.

QUALITY BREAKDOWN AS OF 5/31/02 (%)

AAA                                               34.9
------------------------------------------------------
AA                                                 4.8
------------------------------------------------------
A                                                  9.7
------------------------------------------------------
BBB                                               12.6
------------------------------------------------------
BB                                                 3.1
------------------------------------------------------
B                                                  0.3
------------------------------------------------------
CCC                                                0.3
------------------------------------------------------
Non-Rated                                         33.1
------------------------------------------------------
Cash Equivalents                                   1.2
------------------------------------------------------

Quality breakdown is calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

INVESTMENT PORTFOLIO

May 31, 2002 (Unaudited)

MUNICIPAL BONDS - 96.4                                               PAR              VALUE
------------------------------------------------------------------------------------------------
EDUCATION - 2.4%
CA Loyola Marymount University,
     (a) 10/01/19                                              $     2,025,000   $       806,821
CA Statewide Community
   Development Authority,
   Crossroads School for Arts &
   Sciences, Series 1998,
     6.000% 08/01/28 (b)                                             1,340,000         1,356,241
IL State Development Finance Authority,
   Latin School of Chicago, Series 1998,
     5.650% 08/01/28                                                   230,000           218,663
IL University of Illinois, Series 2001 A,
     5.500% 08/15/17                                                   685,000           722,901
MA State Industrial Finance Agency:
   Cambridge Friends School,
   Series 1998,
     5.800% 09/01/28                                                 1,000,000           948,730
   St. John's High School, Series 1998,
     5.350% 06/01/28                                                   300,000           275,004
MI Southfield Economic Development
   Corp., Lawrence University, Series 1998 A,
     5.400% 02/01/18                                                 1,000,000           942,030
NC State Capital Facilities Finance
   Authority, Meredith College, Series 2001,
     5.125% 06/01/16                                                 1,000,000         1,030,480
VT State Educational & Health Buildings
   Finance Agency, Norwich University, Series 1998,
     5.500% 07/01/21                                                 1,500,000         1,425,165
WV State University, Series 2000 A,
     (a) 04/01/19                                                    1,000,000           406,480
                                                                                 ---------------
                                                                                       8,132,515
                                                                                 ---------------

HEALTH CARE - 23.7%
CONGREGATE CARE RETIREMENT - 3.4%
CA Statewide Community Development
   Authority, Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31 (b)                                             1,000,000         1,060,000
IL State Health Facilities Authority,
   Lutheran Senior Ministries, Series 2001 A,
     7.375% 08/15/31                                                   300,000           300,750
KS Manhattan, Meadowlark Hills
   Retirement Home, Series 1999 A,
     6.375% 05/15/20                                                   650,000           645,937
KY State Economic Development
   Finance Authority, Christian Church
   Homes of Kentucky, Inc., Series 1998,
     5.500% 11/15/30                                                   320,000           285,152
MA Boston Industrial Development
   Financing Authority, Springhouse, Inc.,
   Series 1988,
     5.875% 07/01/20                                                   605,000           511,981
MA State Development Finance Agency:
   Series 1999 A, 5.625% 07/01/15                                      400,000           368,456
   Loomis Communities, Series 2002 A,
     6.900% 03/01/32                                                   100,000            99,250
MN Columbia Heights, Crest View Corp.,
   Series 1998,
     6.000% 03/01/33                                                   740,000           643,800
NH State Higher Educational & Health
   Facilities Authority, Rivermead at
   Peterborough, Series 1998:
     5.625% 07/01/18                                                   500,000           445,625
     5.750% 07/01/28                                                   500,000           429,375
NJ Economic Development Authority,
   Seabrook Village, Inc., Series 2000 A,
     8.250% 11/15/30                                                   625,000           667,188
PA Lancaster Industrial Development
   Authority, Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31                                                   500,000           515,625
PA Philadelphia Authority for Industrial
   Development, Baptist Home of
   Philadelphia, Series 1998 A:
     5.500% 11/15/18                                                   360,000           306,000
     5.600% 11/15/28                                                   500,000           408,750
TN Metropolitan Government, Nashville &
   Davidson Counties, Blakeford at Green
   Hills, Series 1998,
     5.650% 07/01/24                                                   600,000           516,000
TX Abilene Health Facilities Development
   Corp., Sears Methodist Retirement
   Obligation Group:
   Series 1998 A,
     5.900% 11/15/25                                                 1,000,000           833,750
   Series 1999,
     6.000% 11/15/29                                                   500,000           425,000
WI State Health & Educational Facilities
   Authority: Attic Angel Obligated Group,
     5.750% 11/15/27                                                 1,000,000           808,750
   Clement Manor, Series 1998,
     5.750% 08/15/24                                                 1,300,000         1,101,750
   United Lutheran Program for Aging, Inc.,
     5.700% 03/01/28                                                 1,000,000           840,000
                                                                                 ---------------
                                                                                      11,213,139
                                                                                 ---------------

See notes to investment portfolio.

                                        2

MUNICIPAL BONDS (CONTINUED)                                         PAR              VALUE
------------------------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
HEALTH SERVICES - 0.4%
IL State Health Facilities Authority,
   Midwest Physician Group, Ltd.,
   Series 1998, 5.500% 11/15/19                                $       120,000   $        98,155
MA State Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999:
     5.650% 02/01/19                                                   200,000           187,468
     5.750% 02/01/29                                                   450,000           413,577
MA State Health & Educational
   Facilities Authority, Civic
   Investments, Inc., Series 1999 A,
     9.000% 12/15/15                                                   750,000           757,500
                                                                                 ---------------
                                                                                       1,456,700
                                                                                 ---------------
HOSPITALS - 11.1%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                                                   425,000           438,744
   Series 1999 B,
     6.400% 08/01/29                                                 1,000,000         1,030,910
AZ Maricopa County Industrial
   Development Authority, National
   Health Facilities, Series 1998 A,
     5.100% 01/01/33                                                 4,500,000         4,431,240
CA State Health Facilities Financing
   Authority, Cedars-Sinai Medical Center,
   Series 1999 A,
     6.125% 12/01/30                                                   750,000           785,115
CO State Health Facilities Authority:
   National Jewish Medical & Research
   Center, Series 1998,
     5.375% 01/01/23                                                   330,000           306,890
   Parkview Medical Center, Inc.,
   Series 2001,
     6.600% 09/01/25                                                   300,000           324,750
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare, Series 2002,
     5.750% 12/01/32 (c)                                               200,000           199,144
FL Tampa, H. Lee Moffitt Cancer Center,
   Series 1999 A,
     5.750% 07/01/29                                                 2,000,000         1,997,160
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                                                   525,000           524,333
GA Forsyth County Hospital Authority,
   Georgia Baptist Healthcare System,
   Series 1998,
     6.000% 10/01/08                                                 1,000,000         1,002,500
IL Health Facilities Authority,
   Thorek Hospital & Medical Center,
     5.250% 08/15/18                                                   600,000           532,578
IL Southwestern Illinois Development
   Authority, Anderson Hospital,
   Series 1999,
     5.500% 08/15/20                                                   225,000           210,119
IL State Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                                                   500,000           532,985
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999,
     5.625% 08/15/29                                                   600,000           588,072
MI Dickinson County Healthcare System,
   Series 1999,
     5.700% 11/01/18                                                   750,000           704,325
MI Flint Hospital Building Authority,
   Hurley Medical Center, Series 1998 A,
     5.375% 07/01/20                                                   450,000           392,179
MI State Hospital Finance Authority,
   Detroit Medical Center, Series 1998 A,
     5.250% 08/15/28                                                   650,000           514,209
MN St. Paul Housing & Redevelopment
   Authority, Healtheast Project,
   Series 1997 A,
     5.700% 11/01/15                                                 1,000,000           782,500
MN Washington County Housing &
   Redevelopment Authority,
   Healtheast, Inc., Series 1998,
     5.250% 11/15/12                                                 1,500,000         1,181,250
MS State Business Finance Corp., Rush
   Medical Foundation, Inc., Series 1998,
     5.625% 07/01/23                                                   910,000           768,686
NC Medical Care Commission:
   Gaston Health Care, Series 1998,
     5.000% 02/15/29                                                 3,000,000         2,806,980
   Stanley Memorial Hospital, Series 1999,
     6.375% 10/01/29                                                 1,915,000         2,018,831
NH State Higher Educational & Health
   Facilities Authority, Littleton Hospital
   Association, Inc., Series 1998 A:
     5.900% 05/01/28                                                   780,000           597,675
     6.000% 05/01/28                                                   625,000           485,938
NY City Industrial Development Agency,
   Staten Island University Hospital,
   Series 2001 B,
     6.380% 07/01/31                                                   500,000           496,170

See notes to investment portfolio.

                                        3

MUNICIPAL BONDS (CONTINUED)                                         PAR              VALUE
------------------------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
OH Belmont County, East Ohio Regional
   Hospital, Series 1998,
     5.700% 01/01/13                                           $     1,875,000   $     1,668,750
OH Highland County Joint Township
   Hospital District, Series 1999,
     6.750% 12/01/29                                                   980,000           900,375
OH Miami County, Upper Valley Medical
   Center, Inc., Series 1996 A,
     6.375% 05/15/26                                                 1,000,000         1,003,640
OH Sandusky County, Memorial Hospital,
   Series 1998,
     5.150% 01/01/10                                                   250,000           244,168
PA Allegheny County Hospital
   Development, Ohio Valley General
   Hospital, Series 1998 A,
     5.450% 01/01/28                                                 1,000,000           884,090
PA Pottsville Hospital Authority, Pottsville
   Hospital & Warne Clinic, Series 1998,
     5.500% 07/01/18                                                 1,000,000           867,810
TX Lufkin Health Facilities Development
   Corp., Memorial Health Systems of
   East Texas, Series 1998,
     5.700% 02/15/28                                                 1,120,000           873,746
TX Richardson Hospital Authority, Baylor
   Richardson Medical Center, Series 1998,
     5.625% 12/01/28                                                 1,200,000         1,145,244
TX Tyler Health Facilities Development
   Corp., Mother Frances Hospital,
   Series 2001,
     6.000% 07/01/31                                                 1,000,000           981,730
UT Weber County, IHC Health Services,
   Inc., Series 1999,
     5.000% 08/15/30                                                 1,500,000         1,419,705
VT State Educational & Health
   Buildings Authority, Brattleboro
   Memorial Hospital,
     5.375% 03/01/28                                                 1,075,000           955,245
WA State Health Care Facilities Authority,
   Kadlec Medical Center, Series 2001,
     5.875% 12/01/21                                                   600,000           612,258
WI State Health & Educational Facilities
   Authority, Wheaton Franciscan Services,
   Series 2002,
     5.750% 08/15/30                                                   600,000           599,106
WV Hospital Finance Authority, Charleston
   Medical Center, Series 2000 A,
     6.750% 09/01/30                                                 1,000,000         1,067,890
                                                                                 ---------------
                                                                                      36,877,040
                                                                                 ---------------
INTERMEDIATE CARE FACILITIES - 1.0%
IL State Development Finance Authority,
   Hoosier Care, Inc., Series 1999 A,
     7.125% 06/01/34                                           $     1,215,000   $     1,063,125
IN State Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                                                   150,000           131,250
PA State Economic Development
   Financing Authority, Northwestern
   Human Services, Inc., Series 1998 A,
     5.250% 06/01/14                                                 2,510,000         2,088,646
                                                                                 ---------------
                                                                                       3,283,021
                                                                                 ---------------
NURSING HOMES - 7.8%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                                                 1,250,000         1,248,437
CO Healthcare Facilities Authority:
   American Housing Foundation, Inc.,
   Series 1990 A,
     10.250% 12/01/20 (d)                                            1,300,000           481,000
   Pioneer Healthcare, Series 1989,
     10.500% 05/01/19                                                1,885,000         1,859,081
CO State Health Facilities Authority,
   Volunteers of America Care
   Facilities, Inc.:
   Series 1998 A:
     5.450% 07/01/08                                                   300,000           284,625
     5.750% 07/01/20                                                   865,000           734,169
   Series 1999 A,
     6.000% 07/01/29                                                   350,000           294,437
IA State Finance Authority, Care Initiatives
   Project:
   Series 1996,
     9.250% 07/01/25                                                 1,000,000         1,196,250
   Series 1998 B:
     5.750% 07/01/18                                                   550,000           495,000
     5.750% 07/01/28                                                 1,475,000         1,266,656
IN Gary Industrial Economic Development,
   West Side Health Care Center,
   Series 1987 A,
     11.500% 10/01/17                                                1,365,000         1,377,258
IN Michigan City Health Facilities,
   Metropolitan Health Foundation, Inc.
   Project,
     10.000% 11/01/22 (d)                                            3,085,000         1,048,900
IN State Health Facilities Financing
   Authority, Metro Health Indiana, Inc.,
   Series 1998,
     6.400% 12/01/33 (d)                                             1,210,000           484,000

See notes to investment portfolio.

                                        4

MUNICIPAL BONDS (CONTINUED)                                         PAR              VALUE
------------------------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
MA State Development Finance Agency,
   Alliance Health Care Facilities, Series 1999,
     7.100% 07/01/32                                           $     1,300,000   $     1,280,500
MA State Industrial Finance Agency,
   Woodlawn Nursing Home:
     7.750% 01/01/28                                                 1,598,135         1,410,458
     10.250% 07/01/27                                                  336,372           319,553
MN Carlton, Inter-Faith Social Services, Inc.,
   Series 2000,
     7.750% 04/01/29                                                   750,000           771,562
MN New Hope, North Ridge Care Center,
   Inc., Series 1999,
     5.875% 03/01/29                                                   600,000           542,250
MN Sartell, Foundation for Healthcare,
   Series 1999 A,
     6.625% 09/01/29                                                 1,145,000         1,040,519
NJ State Economic Development Authority,
   Geriatric & Medical Service, Inc.,
   Series 1990 B,
     10.500% 05/01/20                                                2,000,000         2,025,000
PA Chester County Industrial Development
   Authority, RHA Nursing Home,
     8.500% 05/01/32                                                 1,615,000         1,603,404
PA Washington County Industrial
   Development Authority, Central States,
   Series 1989,
     10.250% 11/01/19                                                1,750,000           875,000
TN Metropolitan Government, Nashville &
   Davidson Counties Health & Education
   Facilities, Central States, Series 1989,
     10.250% 11/01/19                                                1,650,000           825,000
TX Kirbyville Health Facilities Development
   Corp., Heartway III Project:
   Series 1997 A,
     10.000% 03/20/18                                                  680,833           633,175
   Series 1997 B,
     6.000% 03/20/04 (d)                                               106,000             5,300
TX Whitehouse Health Facilities
   Development Corp., Oak Brook
   Healthcare Center, Series 1989,
     10.000% 12/01/19                                                1,655,000         1,678,567
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
     7.100% 02/20/36                                                 1,000,000         1,136,150
WI State Health & Educational Facilities
   Authority, Metro Health
   Foundation, Inc., Series 1993,
     10.000% 11/01/22 (d)                                            2,775,000           943,500
                                                                                 ---------------
                                                                                      25,859,751
                                                                                 ---------------

HOUSING - 10.7%
ASSISTED LIVING/SENIOR - 3.6%
CA Association of Bay Area Governments
   Finance Authority for Nonprofit
   Corps., Eskaton Gold River Lodge,
   Series 1998:
     6.375% 11/15/15                                           $       750,000   $       693,750
     6.375% 11/15/28                                                   550,000           478,500
DE Kent County, Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                                                 1,730,000         1,537,537
GA Columbus Housing Authority,
   The Gardens at Calvary, Series 1999,
     7.000% 11/15/19                                                   500,000           442,500
IL Clarendon Hills Residential Facilities,
   Churchill Estate, Series 1998 A:
     6.750% 03/01/24 (d)                                             1,050,000           787,500
     6.750% 03/01/31 (d)                                             1,370,000         1,027,500
IL State Development Finance Authority,
   Care Institute, Inc.,
     8.250% 06/01/25                                                 1,265,000         1,276,069
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (d)                                             1,740,000         1,211,475
NC State Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
     7.625% 11/01/29                                                 1,500,000         1,507,500
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999:
     5.875% 05/01/19                                                   700,000           623,000
     6.000% 05/01/29                                                   775,000           678,125
TX Bell County Health Facilities
   Development Corp., Care Institute, Inc.,
     9.000% 11/01/24                                                 1,760,000         1,830,400
                                                                                 ---------------
                                                                                      12,093,856
                                                                                 ---------------

MULTI-FAMILY - 6.4%
DE Wilmington, Electra Arms Senior
   Association Project,
     6.250% 06/01/28                                                   955,000           777,131
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40                                                   750,000           762,187
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A,
     7.450% 07/01/40                                                   750,000           762,188
GA Clayton County Housing Authority,
   Magnolia Park Apartments,
   Series 1999 A,
     6.250% 06/01/30                                                   955,000           870,292

See notes to investment portfolio.

                                        5

MUNICIPAL BONDS (CONTINUED)                                         PAR              VALUE
------------------------------------------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
MN Lakeville, Southfork Apartments Project:
   Series 1989 A,
     9.875% 02/01/20                                           $     2,570,000   $     2,576,374
   Series 1989 B,
     (a) 02/01/20                                                      913,000         1,187,021
MN Robbinsdale Economic Development
   Authority, Broadway Court,
   Series 1999 A,
     6.875% 01/01/26                                                   500,000           464,375
MN Washington County Housing &
   Redevelopment Authority, Cottages of
   Aspen, Series 1992,
     9.250% 06/01/22                                                 1,020,000         1,055,700
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     10.250% 07/15/19                                                2,200,000         2,255,000
   Series 1989 B,
     (a) 07/15/19 (e)                                                  711,000           309,430
NC Eastern Carolina Regional Housing
   Authority, New River Apartments -
   Jacksonville, Series 1994,
     8.250% 09/01/14                                                 1,620,000         1,632,150
NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
     7.375% 06/01/21                                                   318,704           319,456
Resolution Trust Corp., Pass-Through
   Certificates, Series 1993 A,
     8.750% 12/01/16 (f)                                             1,401,372         1,408,267
TN Franklin Industrial Board, Landings
   Apartment Project, Series 1996 B,
     8.750% 04/01/27                                                   885,000           929,250
TX El Paso County Housing Finance Corp.,
   American Village Communities:
   Series 2000 C,
     8.000% 12/01/32                                                   395,000           395,494
   Series 2000 D,
     10.000% 12/01/32                                                  425,000           425,531
TX Galveston Housing Finance Corp.,
   Driftwood Apartments,
     8.000% 08/01/23                                                 1,000,000         1,032,500
TX State Affordable Housing Corp.,
   NHT/GTEX Project, Series 2001 C,
     10.000% 10/01/31                                                  880,000           872,344
TX State Department of Housing &
   Community Affairs, Pebble Brooks
   Apartments, Series 1998,
     5.500% 12/01/18                                                 1,000,000         1,012,180
VA Alexandria Redevelopment &
   Housing Authority, Courthouse
   Commons Apartments, Series 1990 A,
     10.000% 01/01/21                                          $     1,500,000   $     1,316,250
WA Vancouver Housing Authority,
   Series 1998 I,
     5.500% 03/01/28                                                 1,000,000           966,520
                                                                                 ---------------
                                                                                      21,329,640
                                                                                 ---------------
SINGLE FAMILY - 0.7%
TX Bexar County Housing Finance Corp.,
   GNMA Collateralized Mortgage,
   Series 1989 A,
     8.200% 04/01/22                                                 1,335,000         1,337,083
WA State Housing Finance Commission,
   Series 1992 D-1,
     6.150% 01/01/26                                                   855,000           911,439
                                                                                 ---------------
                                                                                       2,248,522
                                                                                 ---------------

INDUSTRIAL - 3.7%
FOOD PRODUCTS - 1.4%
GA Cartersville Development Authority,
   Waste & Wastewater Facilities,
   Anheuser Busch Cos., Inc. Project,
   Series 1989 A,
     5.950% 02/01/32                                                 1,000,000         1,011,700
IN Hammond, American Maize
   Products Co., Series 1994,
     8.000% 12/01/24                                                 1,760,000         1,828,658
LA Southern Louisiana Port Commission,
   Cargill, Inc., Series 1997,
     5.850% 04/01/17                                                 1,000,000         1,046,020
MI State Strategic Fund, Michigan
   Sugar Co., Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15                                                 1,250,000           875,000
                                                                                 ---------------
                                                                                       4,761,378
                                                                                 ---------------
FOREST PRODUCTS - 0.7%
GA Effingham County Industrial
   Development Authority,
   Georgia-Pacific Corp., Series 2001,
     6.500% 06/01/31                                                   500,000           462,185
GA Rockdale County Development
   Authority, Solid Waste Disposal,
   Visy Paper, Inc., Series 1993,
     7.500% 01/01/26                                                 1,800,000         1,822,500
                                                                                 ---------------
                                                                                       2,284,685
                                                                                 ---------------

See notes to investment portfolio.

                                        6

MUNICIPAL BONDS (CONTINUED)                                         PAR              VALUE
------------------------------------------------------------------------------------------------
INDUSTRIAL (CONTINUED)
MANUFACTURING - 1.0%
IL Will-Kankakee Regional Development
   Authority, Flanders Corp./Precisionaire
   Project, Series 1997,
     6.500% 12/15/17                                           $       890,000   $       833,263
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                                                   675,000           677,916
MN Brooklyn Park, TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16                                                  705,000           760,519
TX Trinity River Authority, Texas
   Instruments Project, Series 1996,
     6.200% 03/01/20                                                 1,000,000         1,037,840
                                                                                 ---------------
                                                                                       3,309,538
                                                                                 ---------------
METALS & MINING - 0.4%
MD Baltimore County, Bethlehem Steel
   Corp. Project, Series 1994 B,
     7.500% 06/01/15 (d)                                               500,000            35,000
NV State Department of Business &
   Industry, Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A,
     8.000% 09/01/14 (d)(e)                                          1,000,000           700,000
VA Greensville County Industrial
   Development Authority, Wheeling-
   Pittsburgh Steel Corp., Series 1999 A:
     6.375% 04/01/04 (d)(e)                                             95,000            66,500
     7.000% 04/01/14 (d)(e)                                            500,000           350,000
                                                                                 ---------------
                                                                                       1,151,500
                                                                                 ---------------
OIL & GAS - 0.2%
CA Los Angeles Regional Airport,
   LAXFuel Corp., Series 2001,
     5.250% 01/01/23                                                   750,000           726,135
                                                                                 ---------------

OTHER - 6.5%
OTHER - 0.5%
CA Tobacco Securitization Authority,
   Asset Backed, Series 2002 B,
     6.000% 06/01/43                                                 1,100,000         1,056,396
MD Baltimore, Park Charles Project,
   Series 1986,
     8.000% 01/01/15                                                   660,935           668,741
                                                                                 ---------------
                                                                                       1,725,137
                                                                                 ---------------
POOL/BOND BANK - 0.2%
MI State Municipal Bond Authority,
   Local Government Loan Project,
   Series 2001 A,
     5.375% 11/01/17                                                   750,000           786,967
                                                                                 ---------------

REFUNDED/ESCROWED (g) - 5.8%
CA Colton Public Financing Authority,
   Series 1995,
     7.500% 10/01/20                                           $     1,880,000   $     2,018,650
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993,
     7.000% 01/01/30                                                   775,000           815,254
CO Denver City and County Airport:
   Series B,
     7.250% 11/15/23                                                   580,000           605,445
   Series C,
     6.125% 11/15/25                                                 2,280,000         2,498,310
CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06                                                   715,000           807,056
FL Clearwater Housing Authority,
   Hampton Apartments, Series 1994,
     8.250% 05/01/24                                                 2,390,000         2,706,675
ID State Health Facilities Authority,
   IHC Hospitals, Inc.,
     6.650% 02/15/21                                                 1,750,000         2,093,280
MA State Health & Educational Facilities,
   Authority Corporation for Independent
   Living,
     8.100% 07/01/18                                                   680,000           739,616
MN Mille Lacs Capital Improvement
   Authority, Mille Lacs Band of Chippewa,
   Series 1992 A,
     9.250% 11/01/12                                                   870,000           920,947
NC Lincoln County, Lincoln County
   Hospital,
     9.000% 05/01/07                                                   295,000           342,938
PA Delaware County Authority,
   Southeastern Pennsylvania Obligated
   Group, Series 1996:
     6.000% 12/15/16                                                 1,400,000         1,576,554
     6.000% 12/15/26                                                 1,000,000         1,099,840
PA Montgomery County Industrial
   Development Authority, Assisted Living
   Facility, Series 1993 A,
     8.250% 05/01/23                                                   800,000           860,720
TN Shelby County, Health, Education &
   Housing Facilities Board, Open Arms
   Development Center:
   Series 1992 A,
     9.750% 08/01/19                                                   870,000         1,109,250
   Series 1992 C,
     9.750% 08/01/19                                                   850,000         1,083,750
                                                                                 ---------------
                                                                                      19,278,285
                                                                                 ---------------

See notes to investment portfolio.

                                        7

MUNICIPAL BONDS (CONTINUED)                                         PAR              VALUE
------------------------------------------------------------------------------------------------
OTHER REVENUE - 1.8%
HOTELS - 0.3%
PA Philadelphia Authority for
Industrial Development, Doubletree Project A,
     6.500% 10/01/27                                           $     1,000,000   $       993,750
                                                                                 ---------------

RECREATION - 0.9%
CT Gaming Authority, Mohegan Tribe,
   Series 2001,
     6.250% 01/01/31                                                   275,000           279,337
FL Capital Trust Agency, Seminole
   Tribe Convention Center, Series 2002 A,
     10.000% 10/01/33                                                  750,000           748,125
NM Red River Sports Facility,
   Red River Ski Area Project, Series 1998,
     6.450% 06/01/07                                                   945,000           939,094
NY New York City Cultural Trust,
   Museum of Modern Art, Series 2001 D,
     5.125% 07/01/31                                                 1,000,000           982,880
                                                                                 ---------------
                                                                                       2,949,436
                                                                                 ---------------
RETAIL - 0.6%
NJ State Economic Development Authority,
   Glimcher Properties L.P. Project,
     6.000% 11/01/28                                                 1,250,000         1,220,312
OH Lake County, North Madison
   Properties, Series 1993,
     8.819% 09/01/11                                                   750,000           714,375
                                                                                 ---------------
                                                                                       1,934,687
                                                                                 ---------------

RESOURCE RECOVERY - 1.2%
DISPOSAL - 0.4%
MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                                                   755,000           795,581
UT Carbon County, Laidlaw Environmental,
   Series 1997 A,
     7.450% 07/01/17                                                   500,000           515,000
                                                                                 ---------------
                                                                                       1,310,581
                                                                                 ---------------

RESOURCE RECOVERY - 0.8%
MA State Development Finance Agency,
   Ogden Haverhill Project, Series 1999 A,
     6.700% 12/01/14                                                   250,000           228,290
MA State Industrial Finance Agency,
   Ogden Haverhill Project, Series 1998 A,
     5.500% 12/01/13                                                   500,000           410,415
PA Delaware County Industrial Development
   Authority, BFI Project, Series 1997 A,
     6.200% 07/01/19                                                 2,000,000         2,025,000
                                                                                 ---------------
                                                                                       2,663,705
                                                                                 ---------------

TAX-BACKED - 22.7%
LOCAL GENERAL OBLIGATIONS - 11.7%
CA Los Angeles Unified
School District:
   Series 1997 E,
     5.125% 01/01/27                                           $     4,000,000   $     3,985,960
   Series 2002,
     5.750% 07/01/16                                                   700,000           793,653
CA Montebello Unified School District,
   Series 2001:
     (a) 08/01/21                                                    1,435,000           506,297
     (a) 08/01/23                                                    1,505,000           468,507
CA San Juan Unified School District,
   Series 2001,
     (a) 08/01/19                                                    2,210,000           892,840
IL Chicago Board of Education,
   Series 1997 A,
     5.250% 12/01/30 (h)                                            14,470,000        14,259,606
IL Cook County, Series 1997 A,
     5.625% 11/15/22                                                 4,200,000         4,347,840
NY New York City:
   Series 1997 A,
     7.000% 08/01/07                                                 1,000,000         1,150,470
   Series 1997 H,
     6.000% 08/01/17                                                 1,400,000         1,476,398
TX Irving Independent School District,
   Series 1997,
     (a) 02/15/18                                                    1,000,000           435,060
TX San Antonio Independent School
   District, Series 1997,
     5.000% 08/15/27                                                 9,000,000         8,618,940
WA Clark County School District No. 037,
   Vancouver, Series 2001 C,
     (a) 12/01/18                                                    5,000,000         2,068,950
                                                                                 ---------------
                                                                                      39,004,521
                                                                                 ---------------
SPECIAL NON-PROPERTY TAX - 2.2%
CA San Diego Redevelopment Agency,
     (a) 09/01/22                                                    1,910,000           621,724
IL Metropolitan Pier & Exposition
   Authority, McCormick Place Expansion
   Project, Series 1993 A,
     (a) 06/15/16                                                   10,000,000         4,837,600
OH Hamilton County,
   Series 2000 B,
     (a) 12/01/21                                                    5,000,000         1,792,650
                                                                                 ---------------
                                                                                       7,251,974
                                                                                 ---------------

See notes to investment portfolio.

                                        8

MUNICIPAL BONDS (CONTINUED)                                         PAR              VALUE
------------------------------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX - 2.7%
CA Carson, Series 1992,
     7.375% 09/02/22                                           $        50,000   $        51,628
CA Huntington Beach Community Facilities
   District, Grand Coast Resort,
   Series 2001-1,
     6.450% 09/01/31                                                   750,000           756,563
CA Orange County Community Facilities
   District, Ladera Ranch, Series 1999 A,
     6.700% 08/15/29                                                   500,000           525,625
CA Placer Unified High School District,
   Series 2000 A,
     (a) 08/01/19                                                    1,700,000           687,939
CA Riverside County Public Financing
   Authority, Redevelopment Projects,
   Series 1997 A,
     5.500% 10/01/22                                                   650,000           640,562
FL Heritage Palms Community
   Development District:
   Series 1999,
     6.250% 11/01/04                                                 1,015,000         1,027,687
   Series 1999 B,
     6.250% 05/01/05                                                   365,000           370,475
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19                                                   370,000           370,462
   Series 1998 B,
     5.500% 05/01/05                                                   145,000           145,544
   Series 2000 A,
     7.200% 05/01/30                                                   295,000           307,169
   Series 2000 D,
     6.700% 05/01/07                                                   120,000           123,900
   Series 2002 A,
     6.700% 05/01/33                                                   250,000           251,562
FL Northern Palm Beach County
   Improvement District, Series 1999,
     6.000% 08/01/29                                                   750,000           753,750
FL Orlando, Conroy Road Interchange
   Project, Series 1998 A:
     5.500% 05/01/10                                                   180,000           179,100
     5.800% 05/01/26                                                   300,000           288,000
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                                                   325,000           325,406
   Series 1998 B,
     5.700% 05/01/08                                                   445,000           446,113
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
     6.375% 06/01/31                                                   550,000           537,625
MI Taylor Tax Increment Finance Authority,
   Series 2001,
     5.375% 05/01/17                                           $     1,220,000   $     1,273,046
                                                                                 ---------------
                                                                                       9,062,156
                                                                                 ---------------
STATE APPROPRIATED - 0.9%
NY State Urban Development Corp.,
   University Facilities Grants, Series 1995,
     5.875% 01/01/21                                                 1,000,000         1,105,050
PR Commonwealth of Puerto Rico Public
   Finance Corp., Series 2002 E,
     6.000% 08/01/26                                                 1,800,000         2,000,250
                                                                                 ---------------
                                                                                       3,105,300
                                                                                 ---------------
STATE GENERAL OBLIGATIONS - 5.2%
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                                                 2,395,000         2,526,423
TX Board of Regents, University of
   Texas, Series 2001 B,
     5.380% 08/15/18                                                   650,000           675,539
TX State, Series 1999 ABC,
     5.500% 08/01/35                                                 4,200,000         4,264,722
WA State, Series 1999 B,
     5.000% 01/01/24                                                10,000,000         9,716,700
                                                                                 ---------------
                                                                                      17,183,384
                                                                                 ---------------

TRANSPORTATION - 11.5%
AIR TRANSPORTATION - 1.7%
CO Denver City & County Airport, United
   Airlines, Inc., Series 1992 A,
     6.875% 10/01/32                                                 1,645,000         1,069,250
KY Kenton County Airport Board,
   Delta Airlines, Inc., Series 1992 A,
     7.500% 02/01/20                                                   500,000           497,410
MN Minneapolis & St. Paul Metropolitan
   Airport Commission, Northwest Airlines,
   Inc.:
   Series 2001 A,
     7.000% 04/01/25                                                   500,000           448,750
   Series 2001 B,
     6.500% 04/01/25                                                   250,000           245,625
NC Charlotte, US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27                                                   250,000           126,562
   Series 2000,
     7.750% 02/01/28                                                   750,000           409,687
TX Alliance Airport Authority:
   American Airlines Project,
     7.500% 12/01/29                                                 1,600,000         1,482,480
   FedEx Corp., Series 1996,
     6.375% 04/01/21                                                 1,000,000         1,025,780

See notes to investment portfolio.

                                        9

MUNICIPAL BONDS (CONTINUED)                                         PAR              VALUE
------------------------------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIR TRANSPORTATION (CONTINUED)
WA Seattle, Northwest Airlines, Inc.,
   Series 2000,
     7.250% 04/01/30                                           $       500,000   $       459,375
                                                                                 ---------------
                                                                                       5,764,919
                                                                                 ---------------

AIRPORTS - 7.8%
CO Denver City & County Airport:
   Series 1992 B,
     7.250% 11/15/23                                                 2,275,000         2,358,447
   Series 1992 C,
     6.125% 11/15/25                                                 2,840,000         2,953,770
   Series 1997 E,
     5.250% 11/15/23                                                 4,590,000         4,595,462
   Series 1998 B,
     5.000% 11/15/25                                                 2,440,000         2,351,818
MA State Port Authority,
   Series 1998 D,
     5.000% 07/01/28                                                 5,850,000         5,617,579
MO St. Louis Airport,
     5.000% 07/01/26                                                 3,200,000         3,112,512
OH Cleveland, Series 2001 A,
     5.000% 01/01/31                                                 5,150,000         4,960,274
                                                                                 ---------------
                                                                                      25,949,862
                                                                                 ---------------
TOLL FACILITIES - 1.6%
CO Northwest Parkway Public Highway
   Authority, Series 2001 D,
     7.130% 06/15/41                                                 1,000,000         1,020,000
CO State Public Highway Authority,
   E-470, Series 2000 B:
     (a) 09/01/18                                                    3,000,000         1,274,100
     (a) 09/01/35                                                    8,750,000           748,650
VA Richmond Metropolitan Authority,
   Series 1998,
     5.250% 07/15/22                                                 2,000,000         2,075,780
                                                                                 ---------------
                                                                                       5,118,530
                                                                                 ---------------
TRANSPORTATION - 0.4%
NV State Department of Business &
   Industry, Las Vegas Monorail Project,
   Series 2000,
     7.375% 01/01/40                                                 1,000,000           972,500
NY Metropolitan Transportation Authority,
   Series 2002 A,
     5.000% 11/15/30                                                   350,000           335,643
                                                                                 ---------------
                                                                                       1,308,143
                                                                                 ---------------

UTILITY - 12.2%
INDEPENDENT POWER PRODUCER - 2.8%
MI Midland County Economic Development Corp.,
   Series 2000,
     6.875% 07/23/09                                                 1,000,000         1,038,750
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/11                                           $     2,000,000   $     2,107,500
PA State Economic Development Finance
   Authority:
   Colver Project, Series 1994 D,
     7.125% 12/01/15                                                 3,000,000         3,136,500
   Northampton Generating, Series 1994 A,
     6.500% 01/01/13                                                 1,000,000         1,011,830
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration Facilities,
   AES Project, Series 2000,
     6.625% 06/01/26                                                   650,000           673,368
VA Pittsylvania County Industrial
   Development Authority, Multi-trade
   of Pittsylvania, Series 1994 A:
     7.450% 01/01/09                                                 1,000,000         1,018,750
     7.550% 01/01/09                                                   500,000           506,875
                                                                                 ---------------
                                                                                       9,493,573
                                                                                 ---------------
INVESTOR OWNED - 3.7%
AZ Pima County Industrial Development
   Authority, Tucson Electric Power Co.,
   Series 1997 A,
     6.100% 09/01/25                                                   750,000           706,875
CT State Development Authority, Co.,
   Connecticut Light & Power Co.,,
   Series 1993 B,
     5.950% 09/01/28                                                   400,000           405,976
IL Bryant, Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                                                 2,650,000         2,590,296
LA Calcasieu Parish Industrial
   Development Board, Entergy Gulf
   States, Inc., Series 1999,
     5.450% 07/01/10                                                   500,000           491,875
LA West Feliciana Parish, Entergy Gulf
   States, Inc., Series 1999 B,
     6.600% 09/01/28                                                   500,000           503,750
MS State Business Finance Corp., Systems
   Energy Resources Project, Series 1998,
     5.875% 04/01/22                                                 2,000,000         1,915,000
TX Brazos River Authority, TXU
   Electric Co., Series 2001 C,
     5.750% 05/01/36                                                   900,000           903,393
WV Pleasant County, Western
   Pennsylvania Power Co.,
   Series 1999 E,
     5.500% 04/01/29                                                 4,750,000         4,779,640
                                                                                 ---------------
                                                                                      12,296,805
                                                                                 ---------------

See notes to investment portfolio.

                                       10

MUNICIPAL BONDS (CONTINUED)                                         PAR              VALUE
------------------------------------------------------------------------------------------------
UTILITY (CONTINUED)
JOINT POWER AUTHORITY - 0.2%
NC Eastern Municipal Power Agency,
   Series 1999 D, 6.700% 01/01/19                              $       500,000   $       532,490
                                                                                 ---------------

MUNICIPAL ELECTRIC - 2.7%
NY Long Island Power Authority,
   Series 1998 A,
     5.250% 12/01/26                                                 2,000,000         1,994,540
PR Electric Power Authority,
   Series 1998 II,
     5.125% 07/01/26                                                 3,500,000         3,504,235
WA Chelan County Public Utilities
   District No. 1, Columbia River
   Rock Hydroelectric,
     (a) 06/01/14                                                    5,000,000         2,757,900
WA Seattle, Series 2001,
     5.500% 03/01/17                                                   750,000           789,285
                                                                                 ---------------
                                                                                       9,045,960
                                                                                 ---------------
WATER & SEWER - 2.8%
LA Public Facility Belmont Water
   Authority,
     9.000% 03/15/24 (d)                                               760,000           608,000
MA State Water Resources Authority,
   Series 1997 D,
     5.000% 08/01/24                                                 4,000,000         3,915,800
MO Water & Sewer, Lee's Summit,
   Series 2002,
     5.250% 07/01/15                                                   500,000           527,305
MS Five Lakes Utility District,
     8.250% 07/15/24                                                   500,000           463,125
NH State Industrial Development
   Authority, Pennichuck Water
   Works, Inc., Series 1988,
     7.500% 07/01/18                                                   535,000           584,487
WA King County, Series 1999,
     5.250% 01/01/30                                                 3,250,000         3,194,067
                                                                                 ---------------
                                                                                       9,292,784
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (cost of $330,203,095)                                                            320,780,369
                                                                                 ---------------

MUNICIPAL PREFERRED STOCKS - 1.3%                                   SHARES
------------------------------------------------------------------------------------------------
Charter Mac Equity Issue Trust,
     6.625% 06/30/49 (f)                                             2,000,000         2,057,500
MuniMae Equity Issue Trust,
     7.750% 11/01/10 (f)                                             2,000,000         2,132,500
                                                                                 ---------------
TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $4,000,000)                                                                4,190,000
                                                                                 ---------------

SHORT-TERM OBLIGATIONS - 1.1%                                        PAR              VALUE
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i) - 1.1%
CO State Educational & Cultural
   Facilities Authority, Naropa University,
   Series 1999,
     1.150% 11/01/24                                           $       105,000   $       105,000
FL Dade County Industrial Development
   Authority, Dolphins Stadium Project,
   Series 1985 C,
     1.200% 01/01/16                                                   700,000           700,000
IA State Finance Authority:
   Burlington Medical Center, Series 1997,
     1.200% 06/01/27                                                   190,000           190,000
   Drake University, Series 2001,
     1.250% 07/01/31                                                   200,000           200,000
IA State Higher Education Loan
   Authority, St. Ambrose University,
   Series 1995,
     1.250% 02/01/05                                                   400,000           400,000
KS State Development Finance Authority,
   Hays Medical Center, Series 2000,
     1.200% 05/15/26                                                   200,000           200,000
MN Mendota Heights, Series 2001,
     1.100% 11/01/31                                                 1,500,000         1,500,000
MN Minneapolis, Series 1997 B,
     1.000% 12/01/07                                                   200,000           200,000
MS Jackson County, Pollution Control
   Chevron U.S.A., Inc. Project,
     1.100% 12/01/16                                                   200,000           200,000
NE State Educational Finance
   Authority, Creighton University,
   Series 2001,
     1.150% 08/01/31                                                   100,000           100,000
                                                                                 ---------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $3,795,000)                                                                3,795,000
                                                                                 ---------------

TOTAL INVESTMENTS - 98.8%
   (cost of $337,998,095) (j)                                                        328,765,369
                                                                                 ---------------

OTHER ASSETS & LIABILITIES, NET - 1.2%                                                 4,099,690
                                                                                 ---------------

NET ASSETS* - 100.0%                                                             $   332,865,059
                                                                                 ---------------

See notes to investment portfolio.

NOTES TO INVESTMENT PORTFOLIO:

(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2002, these securities amounted to $2,416,241, which represents 0.7% of net assets.

    Additional information on these restricted securities is as follows:

                                                                 ACQUISITION       ACQUISITION
     SECURITY                                                       DATE              COST
   ------------                                                ---------------   ---------------
   CA Statewide Community
     Development Authority:
     Crossroads School for Arts & Science,
       6.000% 08/01/28                                             08/31/98      $     1,340,000
     Eskaton Village - Grass Valley,
       8.250% 11/15/31                                             09/08/00            1,000,000
                                                                                 ---------------
                                                                                 $     2,340,000
                                                                                 ---------------

(c) Settlement of this security is on a delayed delivery basis.
(d) This issue is in default of certain debt covenants. Income is not being fully accrued.
(e) Accrued interest accumulates in the value of the security and is payable at redemption.
(f) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to $5,598,267, which represents 1.7% of net assets.
(g) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h) This security, or a portion thereof with a market value of $2,759,288, is being used to collateralize open futures contracts.
(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2002.
(j) Cost for generally accepted accounting principles is $337,998,095. Cost for federal income tax purposes is $337,800,265. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Short futures contracts open at May 31, 2002:

                                                                                   UNREALIZED
                                           PAR VALUE                              APPRECIATION
                                           COVERED BY             EXPIRATION     (DEPRECIATION)
      TYPE                                 CONTRACTS                 MONTH        AT 05/31/02
---------------                           -----------             -----------    -------------
Municipal Bond Index                      $42,700,000              September     $    (133,054)
10 Year U.S. Treasury Note                 42,900,000              September          (302,963)
30 Year U.S. Treasury Bond                 52,000,000              September           169,702
                                                                                 -------------
                                                                                 $    (266,315)
                                                                                 -------------

* Net assets represent both Common Shares and Auction Preferred Shares.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                                           $   337,998,095
                                                               ---------------
Investments, at value                                          $   328,765,369
Cash                                                                    63,027
Receivable for:
   Investments sold                                                     50,014
   Interest                                                          5,648,868
   Futures variation margin                                            140,372
Deferred Trustees' compensation plan                                     8,342
Other assets                                                            19,940
                                                               ---------------
   Total Assets                                                    334,695,932
                                                               ---------------

LIABILITIES:
Payable for:
   Investments purchased on a delayed delivery basis 194,674
   Distributions -- common shares                                    1,320,814
   Distributions -- preferred shares                                    16,494
   Management fee                                                      209,525
   Pricing and bookkeeping fees                                         13,628
   Trustees' fee                                                         1,278
Deferred Trustees' fee                                                   8,342
Other liabilities                                                       66,118
                                                               ---------------
   Total Liabilities                                                 1,830,873
                                                               ---------------

Auction Preferred Shares (4,800 shares issued and
   outstanding at $25,000 per share)                               120,000,000
                                                               ---------------

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHARES:
Paid-in capital -- common shares                               $   274,733,509
Undistributed net investment income                                    823,689
Accumulated net realized loss                                      (53,193,098)
Net unrealized depreciation on:
   Investments                                                      (9,232,726)
   Futures contracts                                                  (266,315)
                                                               ---------------
Net assets at value applicable to 31,078,027 common
   shares of beneficial interest outstanding                   $   212,865,059
                                                               ===============

Net asset value per common share                               $          6.85
                                                               ===============

STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest                                                       $    10,545,102
                                                               ---------------

EXPENSES:
Management fee                                                       1,252,747
Pricing and bookkeeping fees                                            76,154
Trustees' fee                                                            7,667
Preferred shares remarketing
   commissions                                                         149,761
Other expenses                                                         111,942
                                                               ---------------
   Total Expenses                                                    1,598,271
Custody earnings credit                                                 (1,591)
                                                               ---------------
   Net Expenses                                                      1,596,680
                                                               ---------------
Net Investment Income                                                8,948,422
                                                               ---------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FUTURES
   CONTRACTS:
Net realized gain (loss) on:
   Investments                                                        (223,986)
   Futures contracts                                                 4,042,675
                                                               ---------------
     Net realized gain                                               3,818,689
                                                               ---------------
Net change in unrealized appreciation/ depreciation on:
   Investments                                                      (1,903,562)
   Futures contracts                                                (4,811,169)
                                                               ---------------
     Net change in unrealized
        appreciation/depreciation                                   (6,714,731)
                                                               ---------------
Net Loss                                                            (2,896,042)
                                                               ---------------
Net Increase in Net Assets from Operations                           6,052,380
                                                               ---------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
     From net investment income                                       (890,492)
                                                               ---------------

Increase in Net Assets from Operations
   Applicable to Common Shares                                 $     5,161,888
                                                               ---------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                 (UNAUDITED)
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                    MAY 31,       NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                   2002              2001
------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                         $      8,948,422   $    18,967,985
Net realized gain (loss) on investments and
  futures contracts                                                  3,818,689       (15,428,929)
Net change in unrealized appreciation/depreciation
  on investments and futures contracts                              (6,714,731)       14,127,254
                                                              ----------------   ---------------
     Net Increase from Operations                                    6,052,380        17,666,310
                                                              ----------------   ---------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                            (890,492)       (3,649,679)
                                                              ----------------   ---------------
     Increase in Net Assets from Operations Applicable
       to Common Shares                                              5,161,888        14,016,631
                                                              ----------------   ---------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                          (7,645,197)      (13,643,254)
                                                              ----------------   ---------------
     Total Increase (Decrease) in Net Assets
       Applicable to Common Shares                                  (2,483,309)          373,377

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                215,348,368       214,974,991
                                                              ----------------   ---------------
End of period (including undistributed net investment income
  of $823,689 and $259,160, respectively)                     $    212,865,059   $   215,348,368
                                                              ================   ===============

NUMBER OF FUND SHARES:
Common Shares:
  Outstanding at end of period                                      31,078,027        31,078,027
                                                              ----------------   ---------------
Preferred Shares:
  Outstanding at end of period                                           4,800             4,800
                                                              ----------------   ---------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial High Income Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company. The Trust's investment goal is to provide high current income, generally exempt from federal income taxes. The Trust's secondary investment goal is to seek total return. The Trust is authorized to issue an unlimited number of common shares of beneficial interest and 4,800 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:

Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At November 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

       YEAR OF EXPIRATION      CAPITAL LOSS CARRYFORWARD
       ------------------      -------------------------
              2002                   $ 6,578,630
              2003                     5,267,623
              2004                     2,815,387
              2005                     5,926,653
              2007                     3,941,668
              2008                    14,340,573
              2009                     4,198,716
                                     -----------
                                     $43,069,250
                                     ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital. Interest income, debt discount and premium:

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets, but resulted in a $151,796 increase in cost of securities and a corresponding $151,796 increase in net unrealized depreciation, based on securities held by the Trust on December 1, 2001.

The effect of this change for the six months ended May 31, 2002 was to increase net investment income by $44,578, increase net unrealized depreciation by $46,034 and decrease net realized losses by $1,456. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to common shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2002 was 1.60% for Series T and 1.54% for Series W. For the six months ended May 31, 2002, the Trust declared dividends to Auction Preferred shareholders amounting to $890,492 representing an average APS dividend rate of 1.48%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, the Advisor receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets are more than $50 million, a monthly fee equal to the average weekly net assets of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

OTHER:

The Trust pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $1,591 of custody fees were reduced by balance credits for the six months ended May 31, 2002. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PREFERRED SHARE OFFERING

The Trust currently has outstanding 4,800 APS (2,400 shares each of Series T and W). The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2002, there were no such restrictions on the Trust.

Certain reclassifications have been made relating to the presentation of the APS in the Statement of Changes in Net Assets for the year ending November 30, 2001 and the financial highlights for the year ending November 30, 2001 and 2000 to conform to current requirements.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended May 31, 2002, purchases and sales of investments, other than short-term obligations, were $26,212,574 and $22,647,177, respectively.

Unrealized appreciation (depreciation) at May 31, 2002, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation                    $ 13,657,261
Gross unrealized depreciation                     (22,692,157)
                                                 ------------
   Net unrealized depreciation                   $ (9,034,896)
                                                 ============

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Trust may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires. Refer to the Trust's Investment Portfolio for a summary of open futures contracts at May 31, 2002.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):

                                               (UNAUDITED)
                                                SIX MONTHS                                             PERIOD
                                                  ENDED               YEAR ENDED NOVEMBER 30,          ENDED
                                                 MAY 31,              -----------------------       NOVEMBER 30,
                                                  2002                   2001          2000           1999 (a)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     6.93            $     6.92     $    7.49      $       8.49
                                                ----------            ----------     ---------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.29(b)(c)            0.61(c)       0.62(d)           0.46
Net realized and unrealized gain (loss) on
   investments and futures contracts                 (0.09)(b)             (0.04)        (0.54)            (0.92)
                                                ----------            ----------     ---------      ------------
   Total from Investment Operations                   0.20                  0.57          0.08             (0.46)
                                                ----------            ----------     ---------      ------------
LESS DISTRIBUTIONS DECLARED TO PREFERRED
  SHAREHOLDERS:
From net investment income                           (0.03)                (0.12)        (0.16)            (0.04)
                                                ----------            ----------     ---------      ------------
   Total from Investment Operations Applicable
     to Common Shareholders                           0.17                  0.45         (0.08)            (0.50)
                                                ----------            ----------     ---------      ------------
LESS DISTRIBUTIONS DECLARED TO COMMON
  SHAREHOLDERS:
From net investment income                           (0.25)                (0.44)        (0.48)            (0.45)
                                                ----------            ----------     ---------      ------------
LESS CAPITAL TRANSACTIONS:
Commissions and offering costs --
   preferred shares                                     --                    --         (0.01)            (0.05)
                                                ----------            ----------     ---------      ------------
NET ASSET VALUE, END OF PERIOD                  $     6.85            $     6.93     $    6.92      $       7.49
                                                ==========            ==========     =========      ============
Market price per share -- common shares         $     6.78            $     6.38     $    5.75      $       6.13
                                                ==========            ==========     =========      ============
Total return -- based on market value --
   common shares (e)                                 10.25%(f)             18.56%         1.05%           (21.72)%(f)
                                                ==========            ==========     =========      ============
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)(h)                                       1.49%(i)              1.59%         1.60%             1.13%(i)
Net investment income (g)(h)                          8.36%(b)(i)           8.67%         8.63%             6.18%(i)
Net investment income (g)(h)                          7.53%(b)(i)(j)        7.00%(j)      6.37%(j)          5.67%(i)(j)
Portfolio turnover rate                                  7%(f)                15%           10%               16%(f)
Net assets, end of period (000's) --
   common shares                                $  212,865            $  215,348     $ 214,975      $    232,540

                                                  YEAR ENDED DECEMBER 31,
                                                ---------------------------
                                                    1998            1997
                                                ---------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     8.56       $     8.34
                                                ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.52             0.55
Net realized and unrealized gain (loss) on
   investments and futures contracts                 (0.07)            0.22
                                                ----------       ----------
   Total from Investment Operations                   0.45             0.77
                                                ----------       ----------
LESS DISTRIBUTIONS DECLARED TO PREFERRED
  SHAREHOLDERS:
From net investment income                              --               --
                                                ----------       ----------
   Total from Investment Operations Applicable
     to Common Shareholders                           0.45             0.77
                                                ----------       ----------
LESS DISTRIBUTIONS DECLARED TO COMMON
  SHAREHOLDERS:
From net investment income                           (0.52)           (0.55)
                                                ----------       ----------
Less Capital Transactions:
Commissions and offering costs --
   preferred shares                                     --               --
                                                ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     8.49       $     8.56
                                                ==========       ==========
Market price per share -- common shares         $     8.31       $     8.63
                                                ==========       ==========
Total return -- based on market value --
   common shares (e)                                  2.47%           11.60%
                                                ==========       ==========
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)(h)                                       0.93%            0.96%
Net investment income (g)(h)                          6.02%            6.54%
Net investment income (g)(h)                          6.02%            6.54%
Portfolio turnover rate                                 29%              17%
Net assets, end of period (000's) --
   common shares                                $  263,705       $  265,190

(a) The Trust changed its fiscal year end from December 31 to November 30.
(b) Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 8.32% to 8.36% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.49% to 7.53%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) Per share data was calculated using average shares outstanding during the period.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Ratios reflect average net assets available to common shares only.
(i) Annualized.
(j) Ratios reflect reduction for dividend payments to preferred shareholders.

ASSET COVERAGE REQUIREMENTS

                                                                     INVOLUNTARY
                                                                     LIQUIDATING        AVERAGE
                       TOTAL AMOUNT          ASSET COVERAGE          PREFERENCE       MARKET VALUE
                       OUTSTANDING             PER SHARE              PER SHARE        PER SHARE
                      --------------         --------------          -----------      ------------
05/31/02*             $  120,000,000         $       69,347          $    25,003      $     25,000
11/30/01                 120,000,000                 69,864               25,004            25,000
11/30/00                 120,000,000                 69,786               25,009            25,000
11/30/99**               120,000,000                 73,466               25,021            25,000

*   Unaudited.
**  On August 26, 1999, the Trust began offering Auction Preferred
    Shares.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):

                                                                               YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                            1996          1995        1994          1993          1992
                                                         ---------     ---------    ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    8.55     $    7.96    $    8.67     $    8.78     $    8.91
                                                         ---------     ---------    ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.56          0.60         0.62          0.67          0.69
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.19)         0.58        (0.72)        (0.11)        (0.14)
                                                         ---------     ---------    ---------     ---------     ---------
  Total from Investment Operations Applicable
    to Common Shareholders                                    0.37          1.18        (0.10)         0.56          0.55
                                                         ---------     ---------    ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                   (0.58)        (0.59)       (0.61)        (0.67)        (0.68)
                                                         ---------     ---------    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                           $    8.34     $    8.55    $    7.96     $    8.67     $    8.78
                                                         =========     =========    =========     =========     =========
Market price per share -- common shares                  $    8.25     $    7.38    $    6.88     $    8.25     $    8.25
                                                         =========     =========    =========     =========     =========
Total return -- based on market value -- common
 shares (a)                                                  20.09%        15.65%       (9.83)%        7.96%         3.51%
                                                         =========     =========    =========     =========     =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                                                  1.00%         1.06%        1.03%         0.97%         0.96%
Net investment income (b)                                     6.74%         7.15%        7.44%         7.58%         7.86%
Portfolio turnover rate                                         15%           23%          20%           29%           15%
Net assets, end of period (000's) -- common shares       $ 257,768     $ 264,467    $ 245,967     $ 268,130     $ 269,848

(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 22, 2002, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Items listed on the Trust's Proxy Statement for said Meeting. On March 1, 2002, the record date for the Meeting, the Trust had 31,078,027 shares outstanding. The votes cast were as follows:

PROPOSAL 1.                           FOR         WITHHELD
                                   ----------     --------
ELECTION OF TRUSTEES:
   Douglas A. Hacker               26,468,794      547,150
   Richard W. Lowry                26,461,616      554,328
   John J. Neuhauser               26,464,870      551,074

On March 1, 2002, the record date for the Meeting, the Trust had 4,800 preferred shares outstanding. The votes cast were as follows:

PROPOSAL 1.                           FOR         WITHHELD
                                     -----        --------
ELECTION OF TRUSTEES:
   Douglas A. Hacker                 4,360            0
   Richard W. Lowry                  4,360            0
   Salvatore Macera                  4,360            0
   John J. Neuhauser                 4,360            0
   Thomas E. Stitzel                 4,360            0

DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company*, the Plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at 1-800-426-5523.

* EquiServe Trust Company, N.A. currently serves as Agent under the Dividend Reinvestment Plan.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial High Income Municipal Trust is:
-------------------------------------------------------------------------------

EquiServe Trust Company, N.A.
150 Royal Street
Canton, MA 02021

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

COLONIAL HIGH INCOME MUNICIPAL TRUST     SEMIANNUAL REPORT









                                               120-03/962J-0502 (07/02) 02/1217